SCHEDULE OF EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Net income attributable to ordinary shareholders	$ 4,590,803	$ 3,026,673	$ 2,573,803
Weighted-average number of ordinary shares outstanding – basic	6,615,833	5,210,649	5,166,667
Outstanding options	35,967
Outstanding warrants	54,435
Potentially dilutive shares from outstanding options and warrants	90,402
Weighted-average number of ordinary shares outstanding – diluted	6,706,235	5,210,649	5,166,667
Earnings per share – basic	$ 0.69	$ 0.58	$ 0.50
Earnings per share – diluted	$ 0.68	$ 0.58	$ 0.50